SHARE OPTION PLANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Tranche 2 [Member]
Grant date	Oct. 22, 2007
Options outstanding	5,000	5,000
Number of options granted	0	0
Options exercised		0
Options expired	(5,000)	0
Options outstanding	0	5,000
Options vested and exercisable	0	5,000
Weighted average fair value at the grant date (USD)	$ 4.55
Tranche 3 [Member]
Grant date	Mar. 28, 2008
Options outstanding	124,500	130,167
Number of options granted	0	0
Options exercised		0
Options expired		(5,667)
Options outstanding	0	124,500
Options vested and exercisable	0	124,500
Weighted average fair value at the grant date (USD)	$ 2.69
Tranche 4 [Member]
Grant date	Jun. 16, 2008
Options outstanding	10,000	10,000
Number of options granted	0	0
Options exercised		0
Options expired		0
Options outstanding	0	10,000
Options vested and exercisable	0	10,000
Weighted average fair value at the grant date (USD)	$ 3.42
Tranche 5 [Member]
Grant date	Jan. 04, 2010
Options outstanding	120,000	120,000
Number of options granted	0	0
Options exercised		0
Options expired		0
Options outstanding	120,000	120,000
Options vested and exercisable	120,000	120,000
Weighted average fair value at the grant date (USD)	$ 7.20
Tranche 6 [Member]
Grant date	Jan. 03, 2011
Options outstanding	115,000	120,000
Number of options granted	0	0
Options exercised		0
Options expired		(5,000)
Options outstanding	115,000	115,000
Options vested and exercisable	115,000	115,000
Weighted average fair value at the grant date (USD)	$ 6.08
Tranche 7 [Member]
Grant date	Jan. 03, 2012
Options outstanding	365,000	0
Number of options granted	0	365,000
Options exercised		0
Options expired		0
Options outstanding	365,000	365,000
Options vested and exercisable	365,000	365,000
Weighted average fair value at the grant date (USD)	$ 1.45
Tranche 8 [Member]
Grant date	Jan. 02, 2013
Options outstanding	0	0
Number of options granted	360,000	0
Options exercised		0
Options expired		0
Options outstanding	360,000	0
Options vested and exercisable	360,000	0
Weighted average fair value at the grant date (USD)	$ 0.76